UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%
	Shares	Value
CONSUMER DISCRETIONARY — 6.9%
Home Depot	10,790	$2,167,711
Marriott International, Cl A	21,630	3,186,964
Royal Caribbean Cruises	21,920	2,927,416

		8,282,091

CONSUMER STAPLES — 9.2%
Conagra Brands	74,550	2,832,900
Marine Harvest ADR	127,135	2,203,249
Pinnacle Foods	39,320	2,435,481
Wal-Mart Stores	33,660	3,588,156

		11,059,786

ENERGY — 2.5%
Occidental Petroleum	39,460	2,958,316

FINANCIALS — 15.1%
Bank of N.T. Butterfield & Son	67,880	2,728,097
Citizens Financial Group	65,690	3,015,171
CME Group, Cl A	15,930	2,444,936
Financial Engines	65,610	1,866,605
Intercontinental Exchange	37,260	2,751,278
JPMorgan Chase	22,450	2,596,792
Progressive	50,190	2,715,279

		18,118,158

HEALTH CARE — 11.8%
Abbott Laboratories	56,360	3,503,338
Eli Lilly	32,560	2,652,012
Johnson & Johnson	16,980	2,346,466
Quest Diagnostics	32,949	3,486,663
STERIS	24,080	2,189,354

		14,177,833

INDUSTRIALS — 14.8%
Boeing	8,730	3,093,650
Caterpillar	10,550	1,717,329
Cummins	13,130	2,468,440
Honeywell International	11,520	1,839,398
Ingersoll-Rand	27,880	2,638,284
Lockheed Martin	9,883	3,506,983

1

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Union Pacific	18,760	$2,504,460

		17,768,544

INFORMATION TECHNOLOGY — 18.4%
Apple	26,930	4,508,890
Broadcom	8,535	2,116,936
Fidelity National Information Services	21,600	2,210,976
Jack Henry & Associates	20,472	2,552,040
Microchip Technology	23,070	2,196,726
Microsoft	52,948	5,030,589
Texas Instruments	31,290	3,431,574

		22,047,731

MATERIALS — 6.5%
Avery Dennison	30,870	3,787,132
DowDuPont	53,038	4,008,612

		7,795,744

REAL ESTATE — 4.2%
Alexandria Real Estate Equities †	21,630	2,805,411
CyrusOne †	38,360	2,212,988

		5,018,399

TELECOMMUNICATION SERVICES — 2.0%
Verizon Communications	45,340	2,451,534

UTILITIES — 1.9%
NextEra Energy	14,560	2,306,595

TOTAL COMMON STOCK (Cost $89,491,207)		111,984,731

TOTAL INVESTMENTS— 93.3% (Cost $89,491,207)		$111,984,731

Percentages are based on Net Assets of $120,034,114.

†	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

2

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2018 (Unaudited)

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1000

3

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 107.1% ‡
	Shares	Value
CONSUMER DISCRETIONARY — 13.8%
Amazon.com *	3,141	$4,557,246
Aptiv PLC *	10,330	980,110
Home Depot	11,790	2,368,611
Marriott International, Cl A	12,080	1,779,867
MGM Resorts International	24,730	901,409
Priceline Group *	609	1,164,438

		11,751,681

CONSUMER STAPLES — 5.6%
Constellation Brands, Cl A	7,885	1,730,521
Monster Beverage *	18,410	1,256,114
Philip Morris International	16,685	1,789,133

		4,775,768

ENERGY — 1.9%
EOG Resources	13,870	1,595,050

FINANCIALS — 7.6%
Bank of America	47,890	1,532,480
CME Group, Cl A	5,070	778,144
Comerica	12,220	1,163,588
Intercontinental Exchange	6,100	450,424
Progressive	25,400	1,374,140
S&P Global	6,550	1,186,205

		6,484,981

HEALTH CARE — 17.4%
Abbott Laboratories	22,660	1,408,546
Biogen *	3,971	1,381,153
Celgene *	13,600	1,375,776
Cooper	6,390	1,563,441
Danaher	13,510	1,368,293
Eli Lilly	17,030	1,387,094
Jazz Pharmaceuticals *	9,426	1,373,745
STERIS	15,410	1,401,077
UnitedHealth Group	7,977	1,888,794
Vertex Pharmaceuticals *	10,470	1,747,129

		14,895,048

INDUSTRIALS — 12.5%
AMETEK	25,400	1,938,020

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Boeing	7,411	$2,626,236
Illinois Tool Works	8,985	1,560,425
Ingersoll-Rand	19,180	1,815,003
Union Pacific	13,750	1,835,625
United Continental Holdings *	13,930	944,733

		10,720,042

INFORMATION TECHNOLOGY — 41.0%
Adobe Systems *	9,600	1,917,696
Alibaba Group Holding ADR *	4,635	946,884
Alphabet, Cl A *	2,202	2,603,248
Alphabet, Cl C *	2,609	3,052,374
Apple	27,956	4,680,673
Applied Materials	25,890	1,388,481
Broadcom	6,430	1,594,833
Cognizant Technology Solutions, Cl A	12,890	1,005,162
Facebook, Cl A *	21,080	3,939,641
MasterCard, Cl A	10,620	1,794,780
Micron Technology *	27,470	1,200,988
Microsoft	31,280	2,971,913
PayPal Holdings *	20,150	1,719,198
salesforce.com inc *	18,850	2,147,204
ServiceNow *	9,530	1,418,731
Visa, Cl A	21,390	2,657,280

		35,039,086

MATERIALS — 3.5%
Celanese, Cl A	11,950	1,292,512
DowDuPont	22,690	1,714,910

		3,007,422

REAL ESTATE — 2.5%
American Tower, Cl A †	7,850	1,159,445

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Equinix †	2,176	$990,493

		2,149,938

TELECOMMUNICATION SERVICES — 1.3%
Verizon Communications	20,160	1,090,051

TOTAL COMMON STOCK (Cost $54,571,942)		91,509,067

TOTAL INVESTMENTS— 107.1% (Cost $54,571,942)		$91,509,067

Percentages are based on Net Assets of $85,409,798.

*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

WCM-QH-001-1400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018